Income taxes - Summary of components of tax expense (income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Current tax expense
Current year	$ 6		$ 7		$ 6
Changes in estimates related to prior years		[1]		[1]	2
Total	6		7		8
Origination and reversal of temporary difference	(3)		(5)		(1)
Income tax expense	$ 3		$ 2		$ 7

[1]	Amount less than $1 million